Label	Element	Value
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $0.88 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	97.90%
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $88.28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.00%
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $131.23 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.20%)
Innovator 20+ Year Treasury Bond 9 Buffer ETF™ - July | iShares 20+ Year Treasury Bond ETF, Expiration: 06/30/2026; Exercise Price: $80.33 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)